Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	€ (309.3)	€ (313.6)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		(32.9)
Recognized in Statement of Profit or Loss	(7.1)	61.2
Recognized in Other Comprehensive Income	(29.4)	(23.8)	€ 14.3
Movement in foreign exchange	(1.5)	(0.2)
Closing balance	(345.3)	(309.3)	(313.6)
Deferred tax relating to items credited (charged) directly to equity	2.0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(25.5)	(6.7)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		(2.2)
Recognized in Statement of Profit or Loss	(8.7)	(17.2)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.5	0.6
Closing balance	(33.7)	(25.5)	(6.7)
Deferred tax relating to items credited (charged) directly to equity	0.0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(349.1)	(383.5)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		(30.1)
Recognized in Statement of Profit or Loss	(4.8)	64.5
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.8)	0.0
Closing balance	(354.7)	(349.1)	(383.5)
Deferred tax relating to items credited (charged) directly to equity	0.0
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	36.4	48.0
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Recognized in Statement of Profit or Loss	1.0	(1.2)
Recognized in Other Comprehensive Income	(26.1)	(10.2)
Movement in foreign exchange	(0.3)	(0.2)
Closing balance	13.0	36.4	48.0
Deferred tax relating to items credited (charged) directly to equity	(2.0)
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	40.4	24.6
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Recognized in Statement of Profit or Loss	4.8	15.8
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(1.4)	0.0
Closing balance	43.8	40.4	24.6
Deferred tax relating to items credited (charged) directly to equity	0.0
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(5.3)	9.2
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		0.0
Recognized in Statement of Profit or Loss	(0.5)	(0.3)
Recognized in Other Comprehensive Income	(3.3)	(13.6)
Movement in foreign exchange	0.3	(0.6)
Closing balance	(8.8)	(5.3)	9.2
Deferred tax relating to items credited (charged) directly to equity	0.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(6.2)	(5.2)
Changes in deferred tax liability (asset) [abstract]
Acquired through business combinations		(0.6)
Recognized in Statement of Profit or Loss	1.1	(0.4)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.2	0.0
Closing balance	(4.9)	€ (6.2)	€ (5.2)
Deferred tax relating to items credited (charged) directly to equity	€ 0.0